Segment Information - Summarized Long-Lived Assets on Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets	$ 4,510	$ 3,902	$ 1,467
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets		3,711	1,244
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets		$ 191	$ 223